Taxes (Tables)	6 Months Ended
Jun. 30, 2023
Taxes [Abstract]
Schedule of Components of the Benefit of Income Taxes	Significant components of the benefit of (provision for) income taxes are as follows:
	For the six months ended June 30, 2022	For the six months ended June 30, 2023	For the six months ended June 30, 2023
	RMB	RMB	USD
Current	(286,789)	(42,705)	(6,173)
Deferred	1,023,038	-	-
Benefit of income (expenses) taxes	736,249	(42,705)	(6,173)

Schedule of Components of Deferred Tax Assets and Liabilities	Significant components of deferred tax assets and liabilities were as follows:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
Deferred tax assets:
Allowance for doubtful accounts	372,554	372,554	51,559
Impairment loss from inventories	—	—	—
Net operating loss carryforwards	49,695,212	49,695,212	6,877,469
Less :valuation allowance	(50,067,766)	(50,067,766)	(6,929,027)
Deferred tax assets, net	-	-	-
Deferred tax liabilities:
Recognition of intangible assets arising from business combinations	1,679,063	1,679,063	232,371
Total deferred tax liabilities, net	1,679,063	1,679,063	232,371

Schedule of Taxes Payable	Taxes payable consisted of the following:
	December 31, 2022	June 30, 2023	June 30, 2023
	RMB	RMB	USD
VAT taxes payable	41,902	(59,430)	(8,225)
Income taxes payable	5,363,733	5,017,004	694,318
Other taxes payable	24,094	14,899	2,062
Totals	5,429,729	4,972,473	688,155